ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Liabilities related with the Smart ID acquisition	$ 0	$ 805
Accrued marketing expenses	86	125
Professional services	206	155
Facilities	136	39
Legal contingent liability	67	60
Legal service providers	28	39
Authorities	393	382
Other accrued expenses	643	2,788
Accrued expenses and other liabilities	$ 1,559	$ 4,393